Expenses by Nature (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Expenses by Nature
Employee benefit expense and other staff costs	$ 455,661	$ 10,935,570	$ 3,090,091
Capitalised within intangible assets	(417,158)	(3,478,034)	(1,533,915)
Legal and professional	185,217	4,733,186	424,626
Foreign exchange	60,247	623,184	(9,854)
Property costs	58,261	187,739	158,568
Share option charge	11,392	165,570	121,597
Depreciation	308	52,550	4,787
Other expenses	534,067	1,339,556	516,742
Total administrative expenses	$ 887,995	$ 14,559,321	$ 2,772,642